Property, Plant, and Equipment (Details) - USD ($) $ in Millions	Dec. 31, 2015	Dec. 31, 2014
Property, Plant and Equipment [Abstract]
Land	$ 4.8	$ 5.1
Software	23.2	23.2
Buildings and improvements	136.3	188.3
Machinery and equipment	1,084.2	1,106.2
Property, Plant and Equipment, Gross	1,248.5	1,322.8
Accumulated depreciation	(773.0)	(788.3)
Property, Plant, and Equipment Less Accumulated Depreciation Before Deduction for Construction in Progress	475.5	534.5
Construction in progress	55.3	64.3
Property, plant, and equipment, net of accumulated depreciation of $773.0 and $788.3, respectively	$ 530.8	$ 598.8